Commitments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2019
Lease commitments
Total payment obligation	€ 4,669	€ 802
Rostock headquarters building
Lease commitments
Future lease payments to be made			€ 0
Rostock headquarters building | Within one year
Lease commitments
Future lease payments to be made	283
Rostock headquarters building | Within five years
Lease commitments
Future lease payments to be made	1,686
Rostock headquarters building | Later than 5 years
Lease commitments
Future lease payments to be made	4,855
Office equipment and storage spaces | Within one year
Lease commitments
Future lease payments to be made	33		72
Office equipment and storage spaces | Within five years
Lease commitments
Future lease payments to be made	€ 9		€ 36